Pension And Other Postretirement Employee Benefits (OPEB) Plans (Detailed Information Regarding Pension and Other Postretirement Benefits) (Detail) - USD ($) $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor
Components of Net Benefit Cost:
Net periodic cost		$ 4
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net amount recognized		$ 6		$ 6
Successor | Pension Plan [Member]
Assumptions Used to Determine Net Periodic Benefit Cost:
Discount rate		3.79%
Expected return on plan assets		4.89%		4.89%
Expected rate of compensation increase		3.50%
Components of Net Benefit Cost:
Service cost		$ 2
Interest cost		1
Expected return on assets		(1)
Net periodic cost		2
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss		(4)
Total recognized in net periodic benefit cost and other comprehensive income		$ (2)
Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate		4.31%		4.31%
Expected rate of compensation increase		3.50%		3.50%
Change in Benefit Obligation:
Benefit obligation at beginning of year		$ 154
Service cost		2
Interest cost		1
Actuarial gain		(12)
Benefits paid		(1)
Benefit obligation at end of year		144	$ 154	$ 144
Accumulated benefit obligation at end of year		136		136
Change in Plan Assets:
Fair value of assets at beginning of period		124
Actual loss on assets		(6)
Benefits paid		(1)
Fair value of assets		117	124	117
Funded Status:
Benefit obligation		(144)	(154)	(144)
Fair value of assets		117	124	117
Funded status at end of year		(27)		(27)
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net gain		$ 4		$ 4
Successor | OPEB [Member]
Assumptions Used to Determine Net Periodic Benefit Cost:
Discount rate		4.00%
Components of Net Benefit Cost:
Service cost		$ 1
Interest cost		1
Plan Amendments	[1]	(4)
Net periodic cost		2
Net periodic cost		(2)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss		(5)
Total recognized in net periodic benefit cost and other comprehensive income		$ (7)
Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate		4.11%		4.11%
Change in Benefit Obligation:
Benefit obligation at beginning of year		$ 97
Service cost		1
Interest cost		1
Participant contributions		1
Plan Amendments	[1]	(4)
Actuarial gain		(5)
Benefits paid		(3)
Benefit obligation at end of year		88	97	$ 88
Change in Plan Assets:
Employer contributions		1
Participant contributions		1
Benefits paid		(2)
Funded Status:
Benefit obligation		(88)	(97)	(88)
Funded status at end of year		88		88
Amounts Recognized on the Balance Sheet Consist of:
Other current liabilities		5		5
Other noncurrent liabilities		83		83
Net liability recognized		88		88
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net gain		5		5
Net amount recognized		$ 5		$ 5
Successor | OPEB [Member] | Oncor [Member]
Assumptions Used to Determine Net Periodic Benefit Cost:
Discount rate		3.69%
Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate		4.18%		4.18%
Predecessor
Components of Net Benefit Cost:
Net periodic cost			4		$ 11	$ 12
Predecessor | Pension Plan [Member]
Components of Net Benefit Cost:
Net periodic cost			$ 4		8	7
Predecessor | OPEB [Member]
Components of Net Benefit Cost:
Net periodic cost					$ 3	$ 5

[1]	Curtailment gain recognized as other income in the statements of consolidated income (loss) as a result of discontinued life insurance benefits for active employees.